SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($)	Apr. 15, 2021	Jan. 13, 2021	Feb. 28, 2021	Jan. 12, 2021
Subsequent events:
Share repurchase program, amount authorized			$ 50,000,000.0
Hygo
Subsequent events:
Consideration received (in shares)	18,627,451
Cash consideration received	$ 50,000,000
GMLP Merger Agreement
Subsequent events:
Proceeds from sale	$ 75,700,000
Number of shares sold (in shares)	21,333,586
New Fortress Energy | GMLP Merger Agreement
Subsequent events:
Premium % on share price	27.00%
Share price (in dollars per share)	$ 2.79			$ 2.79
GP Buyer | GMLP Merger Agreement
Subsequent events:
Share price (USD per share)	$ 3.55
GP Buyer | GP Transfer Agreement
Subsequent events:
Proceeds from sale	$ 5,100,000
New Fortress Energy (NFE) | HYGO Merger Agremenet
Subsequent events:
Shares issued in acquisition (in shares)		18,600,000
New Fortress Energy (NFE) | Stonepeak | HYGO Merger Agremenet
Subsequent events:
Shares issued in acquisition (in shares)	12,745,098
Cash payments	$ 530,000,000
Cash settlement of preferred equity	$ 180,000,000
Hygo | New Fortress Energy | HYGO Merger Agremenet
Subsequent events:
Shares issued in acquisition (in shares)	31,372,549
Cash payments	$ 580,000,000